Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 170,155	$ 1,295,281	$ 5,982,340	$ 5,128,650
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,817,216)	(109,863)	(4,821,632)	(105,681)
Change in fair value of warrant liabilities	769,055	(2,382,667)	(5,509,917)	(9,381,750)
Change in fair value of convertible note	257,725		196,200
Change in deferred underwriting fee			(271,687)
Offering costs allocated to warrants				575,278
Changes in current assets and current liabilities:
Prepaid expenses	120,677	178,536	716,462	(837,139)
Accounts payable and accrued expenses	974,222	819,534	2,278,574	2,579,641
Net cash used in operating activities	(525,382)	(199,179)	(1,429,660)	(2,041,001)
Cash Flows from Investing Activities:
Investment of cash into Trust Account				(345,000,000)
Cash withdrawn from Trust Account in connection with redemptions	236,172,952
Net cash used in investing activities	236,172,952			(345,000,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters' discount				338,595,000
Proceeds from issuance of Private Placement Warrants				9,400,000
Proceeds from issuance of Convertible Promissory Note — Related Party	100,000		1,225,000
Repayment of promissory note to related party				(90,996)
Payments of offering costs				(585,420)
Proceeds from issuance of Promissory Note — Related Party	1,600,000
Redemption of ordinary shares	(237,372,952)		(18,600,644)	(18,600,644)
Net cash provided by financing activities	(235,672,952)		1,225,000	347,318,584
Net Change in Cash	(25,382)	(199,179)	(204,660)	277,583
Cash - Beginning	72,923	277,583	277,583
Cash - Ending	47,541	$ 78,404	72,923	277,583
Supplemental disclosure of noncash financing activities:
Initial value of Class A ordinary shares subject to possible redemption				345,000,000
Initial value of warrant liabilities				17,870,000
Deferred underwriters' discount payable charged to additional paid-in capital				12,075,000
Accretion of carrying value to redemption value	$ 4,017,216		$ 4,927,313	28,950,644
Deferred offering costs paid under promissory note				$ 90,996